Credit Facilities - Bank Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Bank Debt Facilities
Gross bank debt outstanding	$ 195,000	$ 874,500
Revolving Term Loan [member]
Disclosure Of Bank Debt Facilities
Current portion	0
Long-term portion	195,000	874,500
Gross bank debt outstanding	$ 195,000	$ 874,500